Financing Receivable, Net - Summary of Activities in Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balances	¥ (529,162)	¥ (373,545)	¥ (384,036)
Provision for credit losses	(401,417)	(779,235)	(708,684)
Charge-offs	913,940	1,078,705	815,421
Recoveries from prior charge-offs	(310,225)	(225,426)	(96,246)
Ending balances	¥ (326,864)	(529,162)	(373,545)
ASC 326
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balances		¥ (229,661)
Ending balances			¥ (229,661)